Other Liabilities (Components of Other Liabilities) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Other Liabilities
Accrued severance benefits		138,230,000,000	175,987,000,000
Accrued expenses		295,508,000,000	301,134,000,000
Accounts payable		637,508,000,000	649,119,000,000
Unearned income		111,762,000,000	160,426,000,000
Tax withholdings and income tax payable		132,202,000,000	197,821,000,000
Guarantee deposits received		142,990,000,000	142,264,000,000
Deferred tax liabilities		11,011,000,000	102,285,000,000
Fair value hedge derivatives		217,891,000,000	209,929,000,000
Due to agencies		381,896,000,000	344,668,000,000
Allowance for losses on off-balance sheet credit instruments		730,873,000,000	403,202,000,000
Payments received on behalf of government and others		271,566,000,000	218,415,000,000
Others		754,119,000,000	449,510,000,000
Total	$ 3,383,651,000	3,825,556,000,000	3,354,760,000,000